NON-CONTROLLING INTERESTS (Details)	Dec. 31, 2021 shares	Dec. 31, 2020 shares
NON-CONTROLLING INTERESTS
Number of LLC common units held by Wheels Up (in shares)	245,834,569	169,717,147
Number of vested profits interests attributable to non-controlling interests (in shares)	2,045,995	16,492,865
Total LLC common units and vested profits interests outstanding (in shares)	247,880,564	186,210,012
Number of LLC common units held by Wheels Up	99.2	91.1
Number of vested profits interests attributable to non-controlling interests	0.8	8.9
Total LLC common units and vested profits interests outstanding	100.0	100.0
Units issuable upon conversion of vested and unvested profits interests (in shares)	4,069,136